GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details)		12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / t	Dec. 31, 2017	Oct. 31, 2017 USD ($)
Brazil
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount				$ 1,307,000,000
Increase in pre-tax discount rate (change in basis points)				1.40%
Decrease in average selling price (change in %)				1.37%
Decrease in shipments (change in %)				4.11%
ACIS
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount				$ 272,000,000
Increase in pre-tax discount rate (change in basis points)				0.72%
Decrease in average selling price (change in %)				0.49%
Decrease in shipments (change in %)				2.16%
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate		2.00%
Impairment of goodwill	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		12.90%	11.90%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		15.50%	15.60%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		10.60%	11.00%
Cash-generating units | ACIS
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		15.40%	16.30%
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t		65
Coking coal | $ / t		192
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t		60
Coking coal | $ / t		130
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Votorantim remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill		$ 18,000,000
Disposal groups classified as held for sale | Ilva remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill		$ 16,000,000